Repurchase of Shares (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Repurchase of shares	$ 17,772,586	$ 1,569,815
ADS
Repurchase of shares	3,582,133	371,141
Repurchase of shares	17,772,586	1,569,815
Excess of purchase price over par value	17,769,004	1,569,444
Additional Paid-in Capital
Repurchase of shares	15,942,072	1,569,444
Retained Earnings (Accumulated Deficit).
Repurchase of shares	$ 1,826,932	$ 0